Basis of Presentation and General Information - Additional Information (Detail) - USD ($)				12 Months Ended
	Jun. 21, 2023	Jun. 20, 2023	Jul. 25, 2022	Dec. 31, 2025	Jul. 07, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Name of the parent company				Imperial Petroleum Inc.
Date of the formation of entity				Jul. 25, 2022
Disposal of property plant and equipment consideration receivable					$ 39,000,000
Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash distributed by parent company			$ 5,000,000
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise of warrants	600,000	600,000
Dividend rate of the preferred shares		5.00%
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise of warrants	106	106
Common Stock [Member] | Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise of warrants			500